Income Taxes - Summary of Income Tax Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred expense (benefit)
Total income tax expense (benefit)	$ 0	$ 0
ECP Environmental Growth Opportunities Corp
Deferred expense (benefit)
Federal	(727,325)
Valuation Allowance	727,325
Total income tax expense (benefit)	$ 0